Hedging derivatives - Disclosure of detailed information about hedges (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [line items]
Notional amount	€ 386,843	€ 392,948	€ 360,626
Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	214,473	206,957	199,260
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	190,513	176,176	181,582
Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedges [line items]
Notional amount	19,412	9,326	8,434
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	4,492	21,238	9,037
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	149,756	160,397	139,156
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	81,626	99,648	74,731
Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedges [line items]
Notional amount	16,175	21,609	27,021
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	€ 34,973	€ 27,343	€ 23,483
IBOR Reform Phase I and II
Disclosure of detailed information about hedges [line items]
Percentage of notional amount affected by IBOR reforms	6.83%
Percentage of hedged items to notional amount affected by IBR Reforms	2.17%
IBOR Reform Phase I and II | USD LIBOR
Disclosure of detailed information about hedges [line items]
Notional amount	€ 29,741
IBOR Reform Phase I and II | USD LIBOR | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	9,558
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	17,001
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	201
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	13,907
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	201
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedges [line items]
Notional amount	3,094
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	12,740
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	9,357
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	9,454
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	9,349
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about hedges [line items]
Notional amount	3,278
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	8
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Exchange rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	8
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	14,879
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	201
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	11,785
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	201
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date | Interest rate and foreign exchange risk
Disclosure of detailed information about hedges [line items]
Notional amount	3,094
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	11,573
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	8,202
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	8,295
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	8,202
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Interest rate and foreign exchange risk
Disclosure of detailed information about hedges [line items]
Notional amount	3,278
IBOR Reform Phase I and II | USD LIBOR | Hedging instruments with maturity after the transition date
Disclosure of detailed information about hedges [line items]
Notional amount	26,452
IBOR Reform Phase I and II | USD LIBOR | Hedging instruments with maturity after the transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	€ 8,403